December 23, 2009	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust I
File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A, which was filed by electronic transmission on December 18, 2009 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for Managers AMG FQ Global Essentials Fund dated December 19, 2009;

(ii)	Prospectus for Managers Small Cap Fund (to be renamed Managers Frontier Small Cap Growth Fund) dated December 19, 2009;

(iii)	Prospectus for Managers AMG FQ Global Alternatives Fund dated December 19, 2009;

(iv)	Statement of Additional Information for Managers AMG FQ Global Essentials Fund, Managers AMG FQ U.S. Equity Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ Global Alternatives Fund dated December 19, 2009; and

(v)	Statement of Additional Information for Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund and Managers California Intermediate Tax-Free Fund dated December 19, 2009.

December 23, 2009

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda